SHARE-BASED PAYMENTS - Options and RSUs with service conditions and market conditions (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 21, 2016 ₪ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Mar. 14, 2018 ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lowest share price per share under merger and acceleration event | (per share)	₪ 2.13	$ 0.61
Percentage of issued and outstanding share capital under merger		10.00%
Weighted average fair value at measurement date, share options granted			$ 475
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
First Trigger Price | (per share)		$ 0.49		₪ 1.70
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
First Trigger Price | (per share)		$ 0.61		₪ 2.13
New share-based plan for options and RSUs for grantees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, share options granted		$ 239
New share-based plan for options and RSUs for grantees | 50% of RSUs vest
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting	50.00%
First Trigger Price | (per share)	₪ 2.13	$ 61.00
New share-based plan for options and RSUs for grantees | 100% RSUs vest
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting	100.00%
First Trigger Price | (per share)	₪ 4.24	$ 1.23